Retirement benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
The Netherlands
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ 3,378	$ 1,756
Percentage of defined benefit liability related to active members	23.00%	26.00%
UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liability related to active members	17.00%	20.00%
Actuarial funding valuation, frequency	3 years
Actuarial funding valuation, funding ratio	103.00%
UK | Funded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ 4,172	$ 3,807
UK | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)	317	473
USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ 318	$ 182
Percentage of defined benefit liability related to active members	24.00%	24.00%
USA | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ (868)	$ (1,129)
Pensions
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 836
Pensions | The Netherlands | Top of range
Disclosure of defined benefit plans [line items]
Percentage of average local funding requirement for additional payments	105.00%
OPEB | USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)	$ (2,135)	$ (4,067)